(Loss) Earnings Per Share	12 Months Ended
Mar. 31, 2026
(Loss) Earnings Per Share [Abstract]
(Loss) earnings per share

Note 24 — (Loss) earnings per share

For the purpose of calculating loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reverse recapitalization as described in Note 3 took place at the beginning of the earliest period presented.

	For the years ended March 31,
	2026	2025	2024

(Loss) earnings per share – basic and diluted:
Numerator:
Net (loss) income attributable to the Company’s shareholders	$(24,995,830)	$5,587,625	$(1,373,504)
Denominator:
Weighted average number of ordinary shares outstanding	123,232,562	107,184,280	105,013,283

(Loss) earnings per ordinary share – basic and diluted	$(0.20)	$0.05	$(0.01)

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	For the years ended March 31,
	2026	2025	2024

Warrant (1)	16,500,000	16,500,000	-
Ordinary shares placed in escrow (2)	2,126,729	4,328,394	-
Senior Unsecured Notes	2,758,823	-	-

(1)	For the years ended March 31, 2026, 2025 and 2024, the Company had the 16,500,000, 16,500,000, and 0 warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive.
(2)	For the years March 31, 2026, 2025 and 2024, the Company had 2,126,729, 4,328,394, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted (loss) earnings per share for the respective periods.
(3)	For the years ended March 31, 2026, 2025 and 2024, the Company had 2,758,823, 0 and 0 potential ordinary shares issuable upon conversion of its senior unsecured notes (Note 16), respectively, which were not included in the calculation of diluted net (income) loss per ordinary share because their inclusion would have been antidilutive.